Note 49 - Impairment or reversal of impairment on non-financial assets	12 Months Ended
Dec. 31, 2020
Impairment or reversal of impairment on non-financial assets
Impairment or Reversal of Impairment on non-financial assets

49. Impairment or reversal of impairment on non-financial assets

The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	Notes	2020	2019	2018
Tangible assets	17	125	94	4
Intangible assets		19	12	83
Others		9	23	50
Total		153	128	137